Federated Total Return Series, Inc.
Federated Total Return Bond Fund
Federated Mortgage Fund
Federated Total Return Government Bond Fund
Federated Municipal Securities Income Trust
Federated Ohio Municipal Income Fund
Federated Institutional Trust
Federated Short-Intermediate Total Return Bond Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current SUMMARY PROSPECTUSES and PROSPECTUS(ES)
The Funds listed above are each entering into an Agreement and Plan of Reorganization (Agreement) pursuant to which certain classes of each Fund would acquire substantially all of the assets of certain other classes and funds as described below. If the Agreements, and related reorganization transactions, are approved by the Acquired Fund Shareholders, and the applicable reorganization transaction consummated, the date in the definition of “Termination Date” in the footnote to the Table in the section entitled “Risk/Return Summary: Fees and Expenses” in each Fund's Summary Prospectus and the summary section of each Fund's Statutory Prospectus shall be deemed changed as described below.
Federated Total Return Bond Fund
“The Fund is entering into an Agreement pursuant to which the Class A Shares and Institutional Shares of the Fund would acquire substantially all of the assets of Huntington Fixed Income Securities Fund, a portfolio of Huntington Funds, in exchange for Class A Shares and Institutional Shares of the Fund, which will be distributed pro rata by Huntington Fixed Income Securities Fund to its holders of its Class A and Institutional Shares, respectively, (Acquired Fund Shareholders) in complete liquidation and termination of Huntington Fixed Income Securities Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for May 16, 2014. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, and the reorganization transaction consummated, the February 1, 2015 date in the definition of ”Termination Date“ in the footnote to the Table in the section entitled ”Risk/Return Summary: Fees and Expenses“ in the Fund's Summary Prospectus and the summary section of the Statutory Prospectus for its Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares dated January 31, 2014, shall be deemed changed to May 1, 2015, with respect to the Class A Shares and Institutional Shares of the Fund only.”

Federated Total Return Government Bond Fund - Reorganization One
“The Fund is entering into an Agreement pursuant to which the Service Shares and Institutional Shares of the Fund would acquire substantially all of the assets of Huntington Intermediate Government Income Fund, a portfolio of Huntington Funds, in exchange for Service Shares and Institutional Shares of the Fund, which will be distributed pro rata by Huntington Intermediate Government Income Fund to its holders of its Class A and Institutional Shares, respectively, (Acquired Fund Shareholders) in complete liquidation and termination of Huntington Intermediate Government Income Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for May 16, 2014. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, and the reorganization transaction consummated, the May 1, 2014 date in the definition of ”Termination Date“ in the footnote to the Table in the section entitled ”Risk/Return Summary: Fees and Expenses“ in the Fund's Summary Prospectus and the summary section of the Statutory Prospectus for its Service Shares and Institutional Shares dated April 30, 2013, shall be deemed changed to May 1, 2015, with respect to the Service Shares and Institutional Shares of the Fund.”
Federated Total Return Government Bond Fund - Reorganization Two
“The Fund is entering into an Agreement pursuant to which the Service Shares and Institutional Shares of the Fund would acquire substantially all of the assets of Federated Intermediate Government Fund, Inc., in exchange for Service Shares and Institutional Shares of the Fund, which will be distributed pro rata by Federated Intermediate Government Income Fund, Inc. to its holders of its Service Shares and Institutional Shares, respectively, (Acquired Fund Shareholders) in complete liquidation and termination of Federated Intermediate Government Income Fund, Inc. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for June 2, 2014. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, and the reorganization transaction consummated, the May 1, 2014 date in the definition of ”Termination Date“ in the footnote to the Table in the section entitled ”Risk/Return Summary: Fees and Expenses“ in the Fund's Summary Prospectus and the summary section of the Statutory Prospectus for its Service Shares and Institutional Shares dated April 30, 2013, shall be deemed changed to May 1, 2015, with respect to the Service Shares and Institutional Shares of the Fund.”

Federated Mortgage Fund
“The Fund is entering into an Agreement pursuant to which the Service Shares and Institutional Shares of the Fund would acquire substantially all of the assets of Huntington Mortgage Securities Fund, a portfolio of Huntington Funds, in exchange for Service Shares and Institutional Shares of the Fund, which will be distributed pro rata by Huntington Mortgage Securities Fund to its holders of its Class A and Institutional Shares, respectively, (Acquired Fund Shareholders) in complete liquidation and termination of Huntington Mortgage Securities Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for May 16, 2014. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, and the reorganization transaction consummated, the December 1, 2014 date in the definition of ”Termination Date“ in the footnote to the Table in the section entitled ”Risk/Return Summary: Fees and Expenses“ in the Fund's Summary Prospectus and the summary section of the Statutory Prospectus for its Service Shares and Institutional Shares dated November 30, 2013, shall be deemed changed to May 1, 2015, with respect to the Service Shares and Institutional Shares of the Fund.”
Federated Ohio Municipal Income Fund
“The Fund is entering into an Agreement pursuant to which the Class A Shares of the Fund would acquire substantially all of the assets of Huntington Ohio Tax-Free Fund, a portfolio of Huntington Funds, in exchange for Class A Shares of the Fund, which will be distributed pro rata by Huntington Ohio Tax-Free Fund to its holders of its Class A and Institutional Shares, respectively, (Acquired Fund Shareholders) in complete liquidation and termination of Huntington Ohio Tax-Free Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for May 16, 2014. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, and the reorganization transaction consummated, the November 1, 2014 date in the definition of ”Termination Date“ in the footnote to the Table in the section entitled ”Risk/Return Summary: Fees and Expenses“ in the Fund's Summary Prospectus and the summary section of the Statutory Prospectus for its Class A Shares and Class F Shares, dated October 31, 2013, shall be deemed changed to May 1, 2015, with respect to the Class A Shares of the Fund only.”

Federated Short-Intermediate Total Return Bond Fund
“The Fund is entering into an Agreement pursuant to which the Class A Shares and Institutional Shares of the Fund would acquire substantially all of the assets of Huntington Short/Intermediate Fixed Income Securities Fund, a portfolio of Huntington Funds, in exchange for Class A Shares and Institutional Shares of the Fund, which will be distributed pro rata by Huntington Short/Intermediate Fixed Income Securities Fund to its holders of its Class A and Institutional Shares, respectively, (Acquired Fund Shareholders) in complete liquidation and termination of Huntington Short/Intermediate Fixed Income Securities Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for May 16, 2014. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, and the reorganization transaction consummated, the February 1, 2015 date in the definition of ”Termination Date“ in the footnote to the Table in the section entitled ”Risk/Return Summary: Fees and Expenses“ in the Fund's Summary Prospectus and the summary section of the Statutory Prospectus for its Class A Shares, Class R Shares, Institutional Shares and Service Shares dated January 31, 2014, shall be deemed changed to May 1, 2015, with respect to the Class A Shares and Institutional Shares of the Fund only.”
April 14, 2014
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452144 (4/14)